RESTRUCTURING ACTIVITIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Restructuring and Related Activities [Abstract]
Severance costs	$ 1,262
Other	17
Total restructuring costs	$ 1,279